Condensed Consolidated Balance Sheets (LendingClub Corp) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	9,714,186	9,714,186	2,887,428
Common stock, shares outstanding	9,714,186	9,714,186	2,887,428
LendingClub Corp [Member]
Member Loans at fair value	$ 4,026,755	$ 4,311,984	$ 4,556,081
Accrued interest receivable from consolidated Trust	35,644	40,299	38,081
Accrued interest payable from consolidated Trust	38,422	43,574	40,244
Notes and certificates	$ 4,034,357	$ 4,320,895	$ 4,571,583
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	405,126,913	400,262,472	379,716,630
Common stock, shares outstanding	402,844,213	397,979,772	379,716,630
Treasury stock	2,282,700	2,282,700	0
Consolidated Entities [Member] | LendingClub Corp [Member]
Member Loans at fair value	$ 2,351,103	$ 2,600,422	$ 3,022,001
Accrued interest receivable from consolidated Trust	20,570	24,037	24,477
Accrued interest payable from consolidated Trust	22,994	26,839	26,719
Notes and certificates	$ 2,364,563	$ 2,616,023	$ 3,034,586